Pension and Other Postretirement Benefits (Accumulated Benefit Obligation in Excess of Plan Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Retirement Benefits [Abstract]
Projected benefit obligation	$ 3,933	$ 4,558
Accumulated benefit obligation	3,852	4,485
Fair value of plan assets	$ 2,928	$ 3,129